Patents (Narrative) (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Intangible assets and goodwill [abstract]
Patents	$ 3,877	$ 11,877	$ 20,000
Impairment reserve			$ 223,143